SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Research and Development [Abstract]
Salaries and related expense					$ 3,561	$ 2,034
Stock-based compensation					521	576
Materials and subcontractors					767	1,030
Depreciation					164	163
Travel expenses					41	73
Vehicle expenses					110	75
Rent and maintenance and other expenses					438	246
Research and Development expenses	$ 1,730	$ 1,354	$ 4,705	$ 4,107	$ 5,602	$ 4,197